CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 450,906	$ 564,242	$ 191,485
Accounts receivable, net	2,528,315	3,034,070	90,763
Prepaid expenses	222,299	261,622	40,847
Inventory, net	3,166,455	2,481,384	70,250
Contract assets	1,054,354	404,849	0
Notes receivable from related party	276,956	220,456	63,456
Current portion of deferred compensation, net of discount		0	60,373
Total Current Assets	7,699,285	6,966,623	517,174
NON-CURRENT ASSETS:
Property, net	231,751	232,873	54,105
Right of use asset	1,303,012	1,295,690	0
Investment, at fair value	134,376	134,376	0
Intangible assets, net	3,089,018	3,291,242	34,485
Goodwill	7,199,567	7,199,567	1,702,119
Deferred compensation, net of current portion		0	60,374
Total Assets	19,657,009	19,120,371	2,368,257
CURRENT LIABILITIES:
Accounts payable	4,170,367	4,797,456	231,816
Accrued expenses, including accrued officer salaries	3,141,714	1,479,656	512,214
Current portion of convertible notes payable, net of debt discount	7,321,735	6,748,396	10,500
Unearned revenue	6,816,386	4,927,240	0
Lease liability, current portion	294,739	272,575	42,164
Advances from related party	622,276	657,404	415,068
Accrued preferred share dividends	359,330	224,760	0
Current portion of notes payable, net of debt discount	2,643,738	2,464,823	1,020,350
Total Current Liabilities	25,370,285	21,572,310	2,232,112
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion	536,992	840,474	0
Lease liability, net of current portion	1,007,063	1,039,207	5,353
Advances from related party, net of current portion	303,122	400,897	602,363
Long-term notes payable, net of debt discount	398,264	145,357	767,160
Total Liabilities	27,615,726	23,998,245	3,606,988
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 132,094,591 and 114,127,911 shares issued and outstanding as of March 31, 2023, and December 31, 2022, respectively	174,094	11,413	5,879
Additional paid-in capital	86,478,514	90,127,315	85,853,388
Accumulated deficit	(98,897,502)	(95,236,339)	(86,158,902)
Total Singlepoint Inc. stockholders' equity (deficit)	(12,244,894)	(5,090,038)	(294,000)
Non-controlling interest	(26,763)	212,164	(944,731)
Total Stockholders' Equity (Deficit)	(12,271,657)	(4,877,874)	(1,238,731)
Total Liabilities and Stockholders' Equity (Deficit)	19,657,009	19,120,371	2,368,257
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	7,573	5,635
Class B Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	0
Class C Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	0
Class D Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	2,100,000	0	0
Class E Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	$ 2,212,940	$ 0	$ 0